Business Combination - Allocation of the purchase price (Details) - USD ($)		6 Months Ended
	Sep. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Fair value of total consideration transferred:
Cash acquired from business combination		$ 0	$ (50,229)
Recognized amounts of identifiable assets acquired and liability assumed:
Goodwill		4,168,219		$ 4,581,112
Issuance of ordinary shares for acquisition of new subsidiary	2,900,000
Shenzhen Jisen Information Tech Limited [Member]
Fair value of total consideration transferred:
Equity instrument (2.9 million common shares issued)	$ 4,640,000
Cash acquired from business combination	(50,427)
Subtotal	4,589,573
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	17,152
Intangible asset - computer software copyrights	175,854
Current liabilities	(140,581)
Deferred tax liabilities	(43,964)
Total identifiable net assets	8,461
Goodwill	$ 4,581,112	$ 4,168,219		$ 4,581,112
Issuance of ordinary shares for acquisition of new subsidiary	2,900,000